DIVIDEND PAYABLE	6 Months Ended
Jun. 30, 2013
DIVIDEND PAYABLE [Abstract]
DIVIDEND PAYABLE
NOTE 7: DIVIDEND PAYABLE
On November 9, 2012, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2012 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,410 was paid on January 4, 2013 out of which $2,026 was paid to the stockholders of record as of December 19, 2012 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 11, Transactions with Related Parties).
On February 7, 2013, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2012 of $0.05 per common share payable on April 4, 2013 to stockholders of record as of March 19, 2013. A dividend in the aggregate amount of $4,172 was paid April 4, 2013 out of which $3,788 was paid to the stockholders of record as of March 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 11, Transactions with Related Parties).
 On April 30, 2013, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $5,816 was paid July 3, 2013 out of which $5,432 was paid to the stockholders of record as of June 19, 2013 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock (see Note 11, Transactions with Related Parties).
As of June 30, 2013, Navios Acquisition paid a dividend of $54 to the holders of the 540 shares of Series B preferred stock.